Shareholder Report, Holdings (Details) - Capital Group International Core Equity ETF	Nov. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.48%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.26%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%